CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,810	$ 3,435
Marketable securities	26,065	59,940
Short-term bank deposits	22,592	8,380
Trade receivables	160	132
Other receivables and prepaid expenses	861	904
Total current assets	55,488	72,791
LONG-TERM ASSETS:
Long-term deposits	19	19
Property, plant and equipment, net	3,187	4,792
Total long term assets	3,206	4,811
Total assets	58,694	77,602
CURRENT LIABILITIES:
Trade payables	1,015	1,110
Liabilities in respect of government grants	988	104
Deferred revenues and other advances	412	516
Other payables	3,016	2,934
Total current liabilities	5,431	4,664
LONG-TERM LIABILITIES:
Liabilities in respect of government grants	2,898	3,438
Deferred revenues and other advances	28	89
Severance pay liability, net	31	33
Total non-current liabilities	2,957	3,560
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 25,754,297 and 25,750,547 shares at December 31, 2018 and 2017, respectively	142	142
Share premium and other capital reserves	187,701	186,268
Accumulated deficit	(137,790)	(117,032)
Equity attributable to equity holders of the Company	50,053	69,378
Non-controlling interests	253
Total equity	50,306	69,378
Shareholder's Equity and Liabilities	$ 58,694	$ 77,602